UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

April 30, 2024
Semiannual Report
to Shareholders
DWS Global High Income Fund

Contents

3	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
26	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
30	Financial Highlights
35	Notes to Financial Statements
49	Other Information
50	Information About Your Fund’s Expenses
52	Liquidity Risk Management
53	Advisory Agreement Board Considerations and Fee Evaluation
58	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Global High Income Fund

Performance SummaryApril 30, 2024 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
Unadjusted for Sales Charge	8.55%	8.11%	3.15%	3.86%
Adjusted for the Maximum Sales Charge (max 4.50% load)	3.66%	3.25%	2.21%	3.38%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†	8.68%	9.45%	3.55%	4.28%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
Unadjusted for Sales Charge		9.37%	3.52%	3.99%
Adjusted for the Maximum Sales Charge (max 4.50% load)		4.45%	2.57%	3.52%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†		11.23%	4.02%	4.43%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
Unadjusted for Sales Charge	8.13%	7.23%	2.44%	3.11%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	7.13%	7.23%	2.44%	3.11%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†	8.68%	9.45%	3.55%	4.28%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.81%	2.84%	3.27%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		8.81%	2.84%	3.27%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†		11.23%	4.02%	4.43%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 4/30/24
No Sales Charges	8.75%	8.39%	3.51%	4.43%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†	8.68%	9.45%	3.55%	4.43%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
No Sales Charges		9.99%	3.92%	4.59%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†		11.23%	4.02%	4.60%

DWS Global High Income Fund	|	3

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
No Sales Charges	8.63%	8.43%	3.42%	4.11%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†	8.68%	9.45%	3.55%	4.28%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
No Sales Charges		9.66%	3.79%	4.24%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†		11.23%	4.02%	4.43%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
No Sales Charges	8.71%	8.51%	3.50%	4.17%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†	8.68%	9.45%	3.55%	4.28%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
No Sales Charges		9.94%	3.87%	4.32%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†		11.23%	4.02%	4.43%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2024, are 0.97%, 1.70%, 0.63%, 0.76% and 0.70% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

4	|	DWS Global High Income Fund

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on November 1, 2016.
†
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
contains all securities in the ICE BofA Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%. The index is hedged
100% to the USD by selling each foreign currency forward at the one-month forward weight.

‡	Total returns shown for periods less than one year are not annualized.

DWS Global High Income Fund	|	5

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
4/30/24	$6.03	$6.06	$6.01	$6.07	$6.02
10/31/23	$5.72	$5.75	$5.70	$5.76	$5.71
Distribution Information as of 4/30/24
Income Dividends, Six Months	$.18	$.16	$.19	$.19	$.19
April Income Dividend	$.0298	$.0262	$.0315	$.0312	$.0313
SEC 30-day Yield‡‡	6.16%	5.73%	6.83%	6.67%	6.75%
Current Annualized Distribution Rate‡‡	6.03%	5.27%	6.39%	6.27%	6.34%

‡‡
The SEC yield is net investment income per share earned over the month ended
April 30, 2024, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2024. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS Global High Income Fund

Portfolio Management Team
Gary Russell, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2006.
—Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
—Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
—Co-Head of US Credit — Head of US High Yield Bonds and Loans: New York.
—BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.
Thomas R. Bouchard, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund through July 31, 2024. Began managing the Fund in 2016.
—Joined DWS in 2006. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.
—Portfolio Manager for High Yield Strategies: New York.
—BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.
Sarah Rowin, CFA, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2014 with 11 years of industry experience. Prior to joining, she worked as an analyst for high yield and distressed securities at GMP Securities. Previously, she served as an investment grade and high yield analyst at CreditSights.
—Senior Portfolio Manager/Fixed Income: New York.
—BA in Economics from the University of Pennsylvania; CFA Charterholder.
Nick Soroka, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2019 with over a year of industry experience. Prior to joining, he was a quantamental analyst at Ascend Capital. Prior to Ascend he worked at SpendVest, a fintech investing startup. Previously, he was an engineer in the U.S. Army.
—Senior Portfolio Manager — Fixed Income: New York.
—BS in Civil Engineering from United States Military Academy; MBA from Stanford Graduate School of Business.
Kirk Maurer, CFA, Portfolio Manager Fixed Income.
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2014 with 19 years of industry experience. Prior to joining, he was a director in portfolio management and research at Babson Capital Management. Previously, he served in portfolio management and as co-director of research at Caywood-Scholl Capital Management. Prior to that, he was a high yield research analyst at Waddell and Reed. He started his career as an analyst at Conseco Capital Management.
—Portfolio Manager — Fixed Income: Jacksonville, FL.
—BBA in Economics from Southern Illinois University.

DWS Global High Income Fund	|	7

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/24	10/31/23
Corporate Bonds	95%	95%
Exchange-Traded Funds	3%	4%
Cash Equivalents	2%	1%
Government & Agency Obligations	0%	0%
Loan Participations and Assignments	0%	0%
Warrants	0%	0%
Common Stocks	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Exchange-Traded Funds, Government & Agency Obligations, Securities Lending Collateral and Cash Equivalents)	4/30/24	10/31/23
Consumer Discretionary	18%	21%
Communication Services	17%	21%
Energy	16%	16%
Materials	16%	16%
Industrials	13%	10%
Health Care	6%	6%
Utilities	6%	4%
Information Technology	4%	2%
Financials	2%	2%
Real Estate	2%	1%
Consumer Staples	0%	1%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	4/30/24	10/31/23
United States	63%	63%
Canada	7%	7%
United Kingdom	5%	5%
France	5%	4%
Luxembourg	5%	5%
Germany	4%	4%
Netherlands	3%	4%
Italy	1%	2%
Cayman Islands	1%	2%
Ireland	1%	2%
Other	5%	2%
	100%	100%

8	|	DWS Global High Income Fund

Quality (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	4/30/24	10/31/23
BBB	6%	7%
BB	65%	55%
B	23%	32%
CCC	6%	6%
Not Rated	0%	0%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 58 for contact information.

DWS Global High Income Fund	|	9

Investment Portfolioas of April 30, 2024 (Unaudited)

	Principal Amount ($)(a)		Value ($)
Corporate Bonds 92.8%
Communication Services 15.9%
Altice Financing SA:
REG S, 2.25%, 1/15/2025	EUR	310,000	319,667
144A, 5.0%, 1/15/2028		300,000	236,762
144A, 5.75%, 8/15/2029		950,000	705,636
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	701,535
144A, 5.125%, 1/15/2029		954,000	623,287
144A, 5.5%, 1/15/2028		595,000	401,982
144A, 8.125%, 2/1/2027		475,000	357,610
Cablevision Lightpath LLC, 144A, 5.625%, 9/15/2028		335,000	270,337
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		455,000	369,756
144A, 4.75%, 3/1/2030		650,000	540,114
144A, 5.0%, 2/1/2028		5,390,000	4,908,565
144A, 5.125%, 5/1/2027		1,000,000	937,172
Clear Channel Outdoor Holdings, Inc.:
144A, 7.5%, 6/1/2029 (b)		290,000	233,689
144A, 7.75%, 4/15/2028		620,000	525,676
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		975,000	619,341
144A, 5.0%, 11/15/2031 (b)		1,570,000	668,287
144A, 6.5%, 2/1/2029		2,140,000	1,596,054
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		542,000	505,186
144A, 8.875%, 2/1/2030		270,000	262,533
DISH DBS Corp., 144A, 5.75%, 12/1/2028		1,365,000	921,760
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		1,145,000	1,053,387
5.875%, 11/1/2029 (b)		1,005,000	839,101
Gray Television, Inc., 144A, 7.0%, 5/15/2027 (b)		450,000	409,489
iHeartCommunications, Inc., 144A, 5.25%, 8/15/2027		460,000	337,486
Iliad Holding SASU:
144A, 6.5%, 10/15/2026		3,070,000	3,054,969
6.875%, 4/15/2031 (c)	EUR	200,000	213,440
144A, 7.0%, 10/15/2028		470,000	459,509
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		1,539,000	1,426,384
Match Group Holdings II LLC, 144A, 5.0%, 12/15/2027		1,035,000	979,979
The accompanying notes are an integral part of the financial statements.

10	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Matterhorn Telecom SA, REG S, 3.125%, 9/15/2026	EUR	875,000	908,121
Newfold Digital Holdings Group, Inc.:
144A, 6.0%, 2/15/2029		85,000	63,734
144A, 11.75%, 10/15/2028		115,000	123,537
Nexstar Media, Inc., 144A, 4.75%, 11/1/2028 (b)		785,000	696,892
Outfront Media Capital LLC, 144A, 5.0%, 8/15/2027		380,000	361,674
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		1,200,000	1,145,560
Sirius XM Radio, Inc.:
144A, 3.125%, 9/1/2026		1,060,000	986,575
144A, 4.0%, 7/15/2028		450,000	401,139
TEGNA, Inc., 4.625%, 3/15/2028 (b)		1,465,000	1,320,247
Telecom Italia Capital SA, 6.375%, 11/15/2033		4,120,000	3,640,003
Telecom Italia SpA, REG S, 2.375%, 10/12/2027	EUR	800,000	781,344
Telefonica Europe BV, REG S, 6.135%, Perpetual	EUR	300,000	331,366
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		1,600,000	1,507,680
Videotron Ltd., 3.125%, 1/15/2031	CAD	3,225,000	2,032,829
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		1,464,000	1,198,936
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		2,715,000	2,467,771
Vodafone Group PLC:
REG S, 6.25%, 10/3/2078		250,000	249,010
7.0%, 4/4/2079		3,690,000	3,743,933
Windstream Escrow LLC, 144A, 7.75%, 8/15/2028		300,000	289,061
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027 (b)		470,000	374,103
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	1,750,000	1,568,785
Ziggo BV:
144A, 2.875%, 1/15/2030	EUR	1,060,000	996,659
144A, 4.875%, 1/15/2030		525,000	459,399
			50,127,051
Consumer Discretionary 16.7%
888 Acquisitions Ltd., REG S, 7.558%, 7/15/2027	EUR	400,000	410,232
Adient Global Holdings Ltd., 144A, 8.25%, 4/15/2031		238,000	247,150
Affinity Interactive, 144A, 6.875%, 12/15/2027		800,000	716,043
Allwyn International AS, REG S, 3.875%, 2/15/2027	EUR	800,000	829,215
American Axle & Manufacturing, Inc., 5.0%, 10/1/2029 (b)		1,105,000	996,983
Bath & Body Works, Inc., 7.5%, 6/15/2029 (b)		110,000	112,590
Benteler International AG, REG S, 9.375%, 5/15/2028	EUR	1,025,000	1,168,776
Birkenstock Financing SARL, 144A, 5.25%, 4/30/2029	EUR	1,178,000	1,255,955
Boyd Gaming Corp., REG S, 4.75%, 6/15/2031		600,000	531,304
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029		905,000	807,565
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	11

	Principal Amount ($)(a)		Value ($)
144A, 6.5%, 2/15/2032		1,315,000	1,295,595
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,285,000	2,230,072
144A, 6.0%, 5/1/2029		1,260,000	1,220,995
Carvana Co., 144A, 12.0%, 12/1/2028		520,000	509,320
Cinemark USA, Inc., 144A, 5.875%, 3/15/2026		360,000	355,465
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,870,000	1,973,892
REG S, 4.375%, 5/15/2026	EUR	1,850,000	1,952,781
Crocs, Inc., 144A, 4.125%, 8/15/2031		1,115,000	935,674
Dana Financing Luxembourg SARL, REG S, 8.5%, 7/15/2031	EUR	1,220,000	1,416,351
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030		255,000	221,860
Genting New York LLC, 144A, 3.3%, 2/15/2026		605,000	578,498
Goodyear Europe BV, REG S, 2.75%, 8/15/2028	EUR	1,000,000	955,550
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026		430,000	416,532
Hilton Grand Vacations Borrower Escrow LLC, 144A, 6.625%, 1/15/2032		380,000	374,630
IHO Verwaltungs GmbH, REG S, 8.75%, 5/15/2028, 8.75% Cash or 9.5% PIK	EUR	1,880,000	2,154,304
International Game Technology PLC:
REG S, 3.5%, 6/15/2026	EUR	200,000	209,972
144A, 4.125%, 4/15/2026		820,000	789,651
Jaguar Land Rover Automotive PLC:
144A, 4.5%, 10/1/2027		1,255,000	1,168,079
144A, 5.875%, 1/15/2028		1,300,000	1,263,478
144A, 7.75%, 10/15/2025		945,000	949,726
Macy’s Retail Holdings LLC:
4.5%, 12/15/2034		325,000	276,976
144A, 5.875%, 3/15/2030		93,000	88,647
Marriott Ownership Resorts, Inc., 144A, 4.5%, 6/15/2029 (b)		175,000	157,126
Melco Resorts Finance Ltd.:
144A, 4.875%, 6/6/2025		820,000	798,464
144A, 5.375%, 12/4/2029		495,000	440,754
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,200,000	1,094,634
Motion Finco SARL, REG S, 7.375%, 6/15/2030	EUR	450,000	498,850
NCL Corp. Ltd.:
144A, 5.875%, 3/15/2026		1,005,000	984,720
144A, 8.125%, 1/15/2029		410,000	426,990
Newell Brands, Inc., 5.7%, 4/1/2026		1,050,000	1,033,257
Penn Entertainment, Inc., 144A, 4.125%, 7/1/2029		75,000	62,822
PetSmart, Inc., 144A, 7.75%, 2/15/2029		650,000	617,815
The accompanying notes are an integral part of the financial statements.

12	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Phinia, Inc., 144A, 6.75%, 4/15/2029		325,000	326,157
Punch Finance PLC, 144A, 6.125%, 6/30/2026	GBP	370,000	442,684
QVC, Inc., 4.45%, 2/15/2025		335,000	325,255
Rakuten Group, Inc., 144A, 9.75%, 4/15/2029		400,000	396,133
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		2,790,000	2,652,296
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028		490,000	450,250
144A, 4.25%, 7/1/2026		340,000	326,464
144A, 5.375%, 7/15/2027		1,298,000	1,263,168
Sani/ikos Financial Holdings 1 SARL, 144A, 5.625%, 12/15/2026	EUR	690,000	718,438
SRS Distribution, Inc., 144A, 6.0%, 12/1/2029		700,000	709,738
Staples, Inc.:
144A, 7.5%, 4/15/2026		615,000	592,932
144A, 10.75%, 4/15/2027		370,000	340,497
Stonegate Pub Co. Financing 2019 PLC, REG S, 8.25%, 7/31/2025	GBP	375,000	448,667
Tenneco, Inc., 144A, 8.0%, 11/17/2028		600,000	560,618
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		815,000	815,929
TUI Cruises GmbH, REG S, 6.5%, 5/15/2026	EUR	1,460,000	1,573,694
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		730,000	707,783
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030		480,000	499,932
Wynn Macau Ltd., 144A, 5.5%, 1/15/2026		1,485,000	1,441,265
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		410,000	380,430
ZF Europe Finance BV:
REG S, 2.0%, 2/23/2026	EUR	600,000	610,994
REG S, 3.0%, 10/23/2029	EUR	1,700,000	1,662,298
ZF North America Capital, Inc., 144A, 6.875%, 4/23/2032		635,000	641,662
			52,416,577
Consumer Staples 0.2%
Fiesta Purchaser, Inc., 144A, 7.875%, 3/1/2031 (b)		150,000	152,845
Sigma Holdco BV, 144A, 7.875%, 5/15/2026		400,000	379,200
			532,045
Energy 15.2%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029		820,000	780,282
144A, 5.75%, 1/15/2028		770,000	753,605
144A, 6.625%, 2/1/2032		665,000	662,996
Antero Resources Corp., 144A, 5.375%, 3/1/2030		2,085,000	1,982,340
Archrock Partners LP, 144A, 6.875%, 4/1/2027		845,000	842,946
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	13

	Principal Amount ($)(a)	Value ($)
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029	340,000	324,016
144A, 8.25%, 12/31/2028	1,330,000	1,357,085
Baytex Energy Corp., 144A, 8.5%, 4/30/2030	1,030,000	1,073,891
Borr IHC Ltd., 144A, 10.0%, 11/15/2028	210,000	217,082
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	740,000	689,278
Calumet Specialty Products Partners LP, 144A, 8.125%, 1/15/2027	710,000	679,201
Chord Energy Corp., 144A, 6.375%, 6/1/2026	440,000	439,821
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028	1,010,000	1,053,616
144A, 8.625%, 11/1/2030	270,000	287,315
144A, 8.75%, 7/1/2031	1,180,000	1,251,676
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	1,160,000	1,123,910
144A, 7.25%, 3/1/2032	130,000	130,359
Comstock Resources, Inc., 144A, 5.875%, 1/15/2030	420,000	382,524
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	1,300,000	1,178,279
144A, 4.375%, 6/15/2031	350,000	310,715
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	405,000	374,718
144A, 4.75%, 1/15/2031	1,015,000	927,439
Genesis Energy LP:
7.75%, 2/1/2028	950,000	949,786
8.875%, 4/15/2030	1,370,000	1,417,679
Global Partners LP:
7.0%, 8/1/2027	420,000	416,677
144A, 8.25%, 1/15/2032	460,000	471,232
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	815,000	817,233
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	1,190,000	1,073,968
144A, 5.625%, 2/15/2026	980,000	968,990
Hilcorp Energy I LP, 144A, 5.75%, 2/1/2029	330,000	317,008
Howard Midstream Energy Partners LLC, 144A, 8.875%, 7/15/2028	670,000	701,743
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029	470,000	473,389
Matador Resources Co.:
144A, 6.5%, 4/15/2032	130,000	128,842
144A, 6.875%, 4/15/2028	250,000	251,915
Moss Creek Resources Holdings, Inc., 144A, 10.5%, 5/15/2027	405,000	414,178
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029	495,000	460,839
The accompanying notes are an integral part of the financial statements.

14	|	DWS Global High Income Fund

	Principal Amount ($)(a)	Value ($)
Nabors Industries, Inc., 144A, 7.375%, 5/15/2027	1,240,000	1,228,908
New Fortress Energy, Inc.:
144A, 6.5%, 9/30/2026	850,000	812,824
144A, 6.75%, 9/15/2025	270,000	266,682
NGL Energy Operating LLC, 144A, 8.125%, 2/15/2029	790,000	802,577
Northern Oil & Gas, Inc., 144A, 8.75%, 6/15/2031	340,000	357,647
NuStar Logistics LP, 6.375%, 10/1/2030	795,000	785,962
Parkland Corp., 144A, 5.875%, 7/15/2027	109,000	106,273
PBF Holding Co. LLC, 144A, 7.875%, 9/15/2030	430,000	442,248
Permian Resources Operating LLC:
144A, 5.375%, 1/15/2026	650,000	642,316
144A, 5.875%, 7/1/2029	325,000	315,854
144A, 7.0%, 1/15/2032	500,000	509,707
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	410,000	405,746
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	360,000	331,833
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	945,000	984,474
Shelf Drilling Holdings Ltd., 144A, 9.625%, 4/15/2029 (b)	250,000	236,595
Sitio Royalties Operating Partnership LP, 144A, 7.875%, 11/1/2028	260,000	267,369
SM Energy Co., 5.625%, 6/1/2025	1,280,000	1,270,495
Southwestern Energy Co., 4.75%, 2/1/2032	720,000	648,407
Sunoco LP:
4.5%, 4/30/2030	690,000	620,898
144A, 7.25%, 5/1/2032	310,000	314,854
Tallgrass Energy Partners LP:
144A, 6.0%, 3/1/2027	355,000	345,795
144A, 7.375%, 2/15/2029	625,000	625,686
Talos Production, Inc., 144A, 9.0%, 2/1/2029	595,000	627,761
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	615,000	625,513
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	680,000	698,056
Transocean, Inc.:
144A, 8.25%, 5/15/2029	485,000	482,206
144A, 8.75%, 2/15/2030	765,000	797,649
USA Compression Partners LP, 6.875%, 9/1/2027	885,000	883,530
Venture Global Calcasieu Pass LLC, 144A, 6.25%, 1/15/2030	985,000	973,887
Venture Global LNG, Inc.:
144A, 8.125%, 6/1/2028	750,000	766,851
144A, 8.375%, 6/1/2031	860,000	882,543
144A, 9.5%, 2/1/2029	460,000	494,437
Vital Energy, Inc.:
144A, 7.75%, 7/31/2029	200,000	201,310
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	15

	Principal Amount ($)(a)		Value ($)
144A, 7.875%, 4/15/2032		360,000	365,295
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		2,069,000	2,148,430
			47,957,191
Financials 1.8%
Ally Financial, Inc., 6.7%, 2/14/2033		160,000	156,958
Boost Newco Borrower LLC, 144A, 8.5%, 1/15/2031	GBP	160,000	212,923
FirstCash, Inc., 144A, 4.625%, 9/1/2028		705,000	652,272
Intesa Sanpaolo SpA:
144A, 4.198%, 6/1/2032		750,000	614,734
144A, 5.71%, 1/15/2026		1,350,000	1,330,238
Ladder Capital Finance Holdings LLLP, 144A, 5.25%, 10/1/2025		365,000	359,048
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/2028		420,000	440,937
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031		280,000	281,452
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/2025		645,000	636,304
Starwood Property Trust, Inc., 144A, 7.25%, 4/1/2029		320,000	315,679
UniCredit SpA, 144A, 5.861%, 6/19/2032		685,000	662,327
			5,662,872
Health Care 5.9%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028 (b)		1,030,000	1,011,173
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		100,000	93,919
Avantor Funding, Inc., REG S, 3.875%, 7/15/2028	EUR	675,000	698,750
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025		453,000	421,946
144A, 6.125%, 2/1/2027 (b)		2,200,000	1,611,500
Bayer AG, REG S, 5.375%, 3/25/2082	EUR	1,500,000	1,486,475
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	740,000	747,991
144A, 3.125%, 2/15/2029		630,000	601,293
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,400,000	1,092,756
144A, 5.25%, 5/15/2030		300,000	245,275
144A, 5.625%, 3/15/2027		1,135,000	1,039,253
144A, 6.0%, 1/15/2029		330,000	287,905
144A, 6.125%, 4/1/2030		460,000	325,226
Encompass Health Corp., 4.5%, 2/1/2028		380,000	356,689
Fortrea Holdings, Inc., 144A, 7.5%, 7/1/2030 (b)		740,000	746,455
Heartland Dental LLC, 144A, 10.5%, 4/30/2028		155,000	163,155
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		940,000	751,563
The accompanying notes are an integral part of the financial statements.

16	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Medline Borrower LP:
144A, 5.25%, 10/1/2029		340,000	316,533
144A, 6.25%, 4/1/2029		180,000	178,849
Organon & Co.:
REG S, 2.875%, 4/30/2028	EUR	300,000	296,971
144A, 5.125%, 4/30/2031		1,257,000	1,086,930
Star Parent, Inc., 144A, 9.0%, 10/1/2030		575,000	601,479
Surgery Center Holdings, Inc., 144A, 7.25%, 4/15/2032		270,000	269,631
Tenet Healthcare Corp., 6.875%, 11/15/2031		2,000,000	2,061,514
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/2030	EUR	975,000	994,675
Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031 (b)		860,000	928,075
			18,415,981
Industrials 11.6%
AAR Escrow Issuer LLC, 144A, 6.75%, 3/15/2029		190,000	191,026
ADT Security Corp., 144A, 4.875%, 7/15/2032		550,000	489,554
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		1,670,000	1,499,382
144A, 6.0%, 6/1/2029 (b)		455,000	386,303
144A, 9.75%, 7/15/2027		320,000	318,788
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		1,160,000	1,146,543
144A, 7.25%, 2/15/2028		710,000	714,020
AMN Healthcare, Inc., 144A, 4.625%, 10/1/2027		1,225,000	1,150,682
Artera Services LLC, 144A, 8.5%, 2/15/2031		360,000	368,371
ASGN, Inc., 144A, 4.625%, 5/15/2028		460,000	429,276
ATS Corp., 144A, 4.125%, 12/15/2028		1,370,000	1,231,616
Avis Budget Car Rental LLC, 144A, 5.75%, 7/15/2027		840,000	798,102
Boels Topholding BV, REG S, 6.25%, 2/15/2029	EUR	800,000	879,373
Bombardier, Inc.:
144A, 6.0%, 2/15/2028		1,075,000	1,048,328
144A, 7.5%, 2/1/2029 (b)		1,050,000	1,074,077
Brand Industrial Services, Inc., 144A, 10.375%, 8/1/2030		285,000	305,833
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		155,000	152,381
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028 (b)		600,000	541,801
Clean Harbors, Inc., 144A, 6.375%, 2/1/2031		440,000	435,907
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/2029		190,000	160,318
EMRLD Borrower LP:
144A, 6.375%, 12/15/2030	EUR	470,000	524,128
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	17

	Principal Amount ($)(a)		Value ($)
REG S, 6.375%, 12/15/2030	EUR	450,000	501,824
144A, 6.625%, 12/15/2030		330,000	327,043
Energizer Gamma Acquisition BV, REG S, 3.5%, 6/30/2029	EUR	1,220,000	1,159,141
Enviri Corp., 144A, 5.75%, 7/31/2027		450,000	420,868
Fortress Transportation & Infrastructure Investors LLC, 144A, 6.5%, 10/1/2025		380,000	380,000
Garda World Security Corp., 144A, 9.5%, 11/1/2027		565,000	562,403
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028		500,000	453,192
144A, 6.75%, 1/15/2031		370,000	372,991
GN Bondco LLC, 144A, 9.5%, 10/15/2031 (b)		160,000	153,651
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		280,000	262,609
Husky Injection Molding Systems Ltd., 144A, 9.0%, 2/15/2029		420,000	432,324
International Consolidated Airlines Group SA, REG S, 3.75%, 3/25/2029	EUR	1,400,000	1,460,464
Madison IAQ LLC, 144A, 5.875%, 6/30/2029		445,000	412,891
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		900,000	849,488
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		1,200,000	1,116,952
Paprec Holding SA, REG S, 3.5%, 7/1/2028	EUR	700,000	716,618
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		760,000	692,174
144A, 6.25%, 1/15/2028		300,000	293,075
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		930,000	919,799
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,269,450
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029		500,000	540,761
Stena International SA, 144A, 7.25%, 1/15/2031		1,280,000	1,281,033
TK Elevator Holdco GmbH, REG S, 6.625%, 7/15/2028	EUR	1,350,000	1,368,028
TK Elevator Midco GmbH, 144A, 4.375%, 7/15/2027	EUR	3,450,000	3,519,870
TransDigm, Inc., 144A, 6.375%, 3/1/2029		210,000	208,396
Triumph Group, Inc., 144A, 9.0%, 3/15/2028		612,000	633,698
United Airlines, Inc., 144A, 4.625%, 4/15/2029		800,000	737,304
Verisure Holding AB, REG S, 3.25%, 2/15/2027	EUR	1,550,000	1,585,927
			36,477,783
Information Technology 3.5%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028 (b)		245,000	222,693
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030 (b)		705,000	634,674
Capstone Borrower, Inc., 144A, 8.0%, 6/15/2030		280,000	282,130
Cloud Software Group, Inc.:
144A, 6.5%, 3/31/2029		680,000	644,948
144A, 9.0%, 9/30/2029		1,590,000	1,529,986
The accompanying notes are an integral part of the financial statements.

18	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Dye & Durham Ltd., 144A, 8.625%, 4/15/2029		300,000	302,932
EquipmentShare.com, Inc.:
144A, 8.625%, 5/15/2032		80,000	81,394
144A, 9.0%, 5/15/2028		545,000	559,486
McAfee Corp., 144A, 7.375%, 2/15/2030		1,205,000	1,116,156
NCR Atleos Corp., 144A, 9.5%, 4/1/2029		560,000	595,276
Open Text Corp., 144A, 3.875%, 2/15/2028		705,000	643,528
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		500,000	430,276
Presidio Holdings, Inc., 144A, 8.25%, 2/1/2028		950,000	960,576
UKG, Inc., 144A, 6.875%, 2/1/2031		670,000	671,277
ViaSat, Inc., 144A, 5.625%, 9/15/2025		1,210,000	1,162,515
Western Digital Corp., 3.1%, 2/1/2032		1,435,000	1,121,597
			10,959,444
Materials 15.1%
Ahlstrom Holding 3 Oy, 144A, 4.875%, 2/4/2028		2,460,000	2,251,638
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		490,000	495,639
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	315,000	269,234
Ardagh Packaging Finance PLC, 144A, 4.125%, 8/15/2026 (b)		1,055,000	879,191
Ashland, Inc., 144A, 3.375%, 9/1/2031		115,000	95,385
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		770,000	672,705
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		265,000	281,371
Chemours Co., 4.0%, 5/15/2026	EUR	3,065,000	3,123,776
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		930,000	841,853
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		600,000	525,611
144A, 6.75%, 4/15/2030		540,000	527,307
Clydesdale Acquisition Holdings, Inc., 144A, 8.75%, 4/15/2030		890,000	860,141
Consolidated Energy Finance SA:
REG S, 5.0%, 10/15/2028	EUR	500,000	451,106
144A, 5.625%, 10/15/2028		900,000	760,507
Constellium SE:
144A, 3.75%, 4/15/2029		2,512,000	2,227,056
REG S, 4.25%, 2/15/2026	EUR	305,000	323,861
144A, 5.625%, 6/15/2028		811,000	782,708
First Quantum Minerals Ltd.:
144A, 6.875%, 10/15/2027		645,000	620,413
144A, 9.375%, 3/1/2029		300,000	309,953
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		2,125,000	1,870,942
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	19

	Principal Amount ($)(a)		Value ($)
Graphic Packaging International LLC, REG S, 2.625%, 2/1/2029	EUR	400,000	395,456
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		1,715,000	1,658,654
144A, 6.125%, 4/1/2029		3,100,000	3,034,414
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		460,000	425,248
Kleopatra Finco SARL, REG S, 4.25%, 3/1/2026	EUR	490,000	431,416
Kleopatra Holdings 2 SCA, REG S, 6.5%, 9/1/2026	EUR	660,000	329,496
Kronos International, Inc.:
REG S, 3.75%, 9/15/2025	EUR	204,000	213,355
REG S, 9.5%, 3/15/2029	EUR	1,229,000	1,396,733
LABL, Inc.:
144A, 8.25%, 11/1/2029		550,000	465,474
144A, 9.5%, 11/1/2028		150,000	150,056
144A, 10.5%, 7/15/2027 (b)		425,000	417,438
Lenzing AG, REG S, 5.75%, Perpetual	EUR	400,000	373,264
LSF11 A5 HoldCo LLC, 144A, 6.625%, 10/15/2029		305,000	283,308
Mauser Packaging Solutions Holding Co.:
144A, 7.875%, 8/15/2026		1,230,000	1,234,015
144A, 9.25%, 4/15/2027 (b)		220,000	215,595
Methanex Corp., 5.25%, 12/15/2029		370,000	350,737
Mineral Resources Ltd., 144A, 9.25%, 10/1/2028		290,000	304,017
NOVA Chemicals Corp.:
144A, 4.25%, 5/15/2029		425,000	355,722
144A, 8.5%, 11/15/2028		710,000	746,266
Novelis Corp.:
144A, 3.25%, 11/15/2026		650,000	607,726
144A, 4.75%, 1/30/2030		1,835,000	1,679,063
Olin Corp., 5.0%, 2/1/2030		2,665,000	2,487,271
Olympus Water U.S. Holding Corp.:
REG S, 3.875%, 10/1/2028	EUR	395,000	388,633
144A, 5.375%, 10/1/2029	EUR	150,000	139,427
REG S, 9.625%, 11/15/2028	EUR	1,630,000	1,849,030
Pro-Gest SpA, REG S, 3.25%, 12/15/2024	EUR	825,000	338,383
Rayonier AM Products, Inc., 144A, 7.625%, 1/15/2026		180,000	159,300
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/2029 (b)		270,000	249,125
SCIL IV LLC, 144A, 5.375%, 11/1/2026		2,045,000	1,962,735
Sealed Air Corp.:
144A, 6.875%, 7/15/2033		700,000	704,640
144A, 7.25%, 2/15/2031		470,000	478,473
SK Invictus Intermediate II SARL, 144A, 5.0%, 10/30/2029		1,215,000	1,059,205
SNF Group SACA, 144A, 3.125%, 3/15/2027		1,400,000	1,285,512
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030		495,000	502,909
The accompanying notes are an integral part of the financial statements.

20	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		90,000	97,395
Tronox, Inc., 144A, 4.625%, 3/15/2029		985,000	878,707
Vibrantz Technologies, Inc., 144A, 9.0%, 2/15/2030 (b)		495,000	459,468
WEPA Hygieneprodukte GmbH, REG S, 5.625%, 1/15/2031	EUR	500,000	532,266
WR Grace Holdings LLC, 144A, 7.375%, 3/1/2031		680,000	689,289
			47,499,618
Real Estate 1.6%
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2027		990,000	944,781
144A, (REIT), 4.875%, 9/15/2029		555,000	512,135
144A, (REIT), 5.0%, 7/15/2028		770,000	725,636
144A, (REIT), 5.25%, 7/15/2030		250,000	232,035
MPT Operating Partnership LP, (REIT), 3.325%, 3/24/2025	EUR	910,000	912,689
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029		175,000	160,131
Peach Property Finance GmbH, 144A, 4.375%, 11/15/2025	EUR	500,000	457,108
RHP Hotel Properties LP, 144A, (REIT), 6.5%, 4/1/2032		440,000	431,227
Uniti Group LP:
144A, (REIT), 4.75%, 4/15/2028		565,000	495,533
144A, (REIT), 6.0%, 1/15/2030		340,000	264,415
			5,135,690
Utilities 5.3%
Calpine Corp., 144A, 4.5%, 2/15/2028		1,900,000	1,774,349
Drax Finco PLC, 144A, 6.625%, 11/1/2025		320,000	320,000
Edison International, 8.125%, 6/15/2053		430,000	438,562
EDP - Energias de Portugal SA, REG S, 5.943%, 4/23/2083	EUR	800,000	889,758
Electricite de France SA:
REG S, 3.375%, Perpetual	EUR	2,400,000	2,229,826
REG S, 5.375%, Perpetual	EUR	1,000,000	1,064,949
Ferrellgas LP, 144A, 5.875%, 4/1/2029		655,000	620,640
NextEra Energy Operating Partners LP, 144A, 7.25%, 1/15/2029		505,000	511,508
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		1,705,000	1,443,397
144A, 3.875%, 2/15/2032		570,000	480,228
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		965,000	862,859
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030		570,000	603,079
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039		282,395	279,619
TransAlta Corp., 7.75%, 11/15/2029		400,000	409,397
Veolia Environnement SA, REG S, 2.5%, Perpetual	EUR	1,000,000	960,417
Vistra Corp., 144A, 7.0%, Perpetual		835,000	824,795
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	21

	Principal Amount ($)(a)	Value ($)
Vistra Operations Co. LLC:
144A, 4.375%, 5/1/2029	740,000	673,715
144A, 6.875%, 4/15/2032	590,000	587,529
144A, 7.75%, 10/15/2031	1,570,000	1,610,179
		16,584,806
Total Corporate Bonds (Cost $300,951,289)		291,769,058
Government & Agency Obligations 0.3%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.167% (d), 9/26/2024 (Cost $880,884)	900,000	880,766
Loan Participations and Assignments 0.2%
Senior Loan (e)
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.566%, 2/15/2029 (Cost $636,117)	656,914	656,710

	Shares	Value ($)
Exchange-Traded Funds 3.2%
iShares Broad USD High Yield Corporate Bond ETF	116,385	4,182,877
iShares iBoxx $ High Yield Corporate Bond ETF (b)	10,590	807,911
SPDR Blackstone Senior Loan ETF	40,000	1,679,200
SPDR Bloomberg High Yield Bond ETF (b)	36,000	3,363,480
Total Exchange-Traded Funds (Cost $9,965,162)		10,033,468
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	388	1,742
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $239,283)	1,219	56,380
The accompanying notes are an integral part of the financial statements.

22	|	DWS Global High Income Fund

	Shares	Value ($)
Securities Lending Collateral 5.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.23% (g) (h) (Cost $16,628,896)	16,628,896	16,628,896
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 5.35% (g) (Cost $4,547,314)	4,547,314	4,547,314

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $333,848,945)	103.2	324,574,334
Other Assets and Liabilities, Net	(3.2)	(10,176,270)
Net Assets	100.0	314,398,064
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2024 are as follows:
Value ($) at 10/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2024	Value ($) at 4/30/2024
Securities Lending Collateral 5.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.23% (g) (h)
17,037,814	—	408,918 (i)	—	—	50,643	—	16,628,896	16,628,896
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 5.35% (g)
3,080,849	95,863,296	94,396,831	—	—	172,911	—	4,547,314	4,547,314
20,118,663	95,863,296	94,805,749	—	—	223,554	—	21,176,210	21,176,210

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at April 30, 2024 amounted to $15,978,002, which is 5.1% of net assets.

(c)	When-issued security.
(d)	Annualized yield at time of purchase; not a coupon rate.
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	23

(e)
Variable or floating rate security. These securities are shown at their current rate as of
April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt

At April 30, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	53,099,429	USD	56,978,507	5/31/2024	240,835	BNP Paribas SA δ
GBP	920,278	USD	1,151,092	5/31/2024	972	HSBC Holdings PLC
CAD	2,854,538	USD	2,090,883	5/31/2024	16,300	HSBC Holdings PLC
EUR	582,326	USD	625,653	5/31/2024	3,428	HSBC Holdings PLC
Total unrealized appreciation					261,535

δ	U.S Treasury Notes with a value of $96,885 received as collateral for open over-the counter derivative contracts.
Currency Abbreviation(s)

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

24	|	DWS Global High Income Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$291,769,058	$—	$291,769,058
Government & Agency Obligations	—	880,766	—	880,766
Loan Participations and Assignments	—	656,710	—	656,710
Exchange-Traded Funds	10,033,468	—	—	10,033,468
Common Stocks	1,742	—	—	1,742
Warrants	—	—	56,380	56,380
Short-Term Investments (a)	21,176,210	—	—	21,176,210
Derivatives (b)
Forward Foreign Currency Contracts	—	261,535	—	261,535
Total	$31,211,420	$293,568,069	$56,380	$324,835,869

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	25

Statement of Assets and Liabilities
as of April 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $312,672,735) — including $15,978,002 of securities loaned	$303,398,124
Investment in DWS Government & Agency Securities Portfolio (cost $16,628,896)*	16,628,896
Investment in DWS Central Cash Management Government Fund (cost $4,547,314)**	4,547,314
Cash	10,000
Foreign currency, at value (cost $55,029)	54,959
Receivable for investments sold	4,177,973
Receivable for Fund shares sold	258,354
Interest receivable	4,557,417
Affiliated securities lending income receivable	10,403
Unrealized appreciation on forward foreign currency contracts	261,535
Foreign taxes recoverable	267
Other assets	64,407
Total assets	333,969,649
Liabilities
Payable upon return of securities loaned	16,628,896
Payable for investments purchased	632,032
Payable for investments purchased — when-issued securities	213,440
Payable for Fund shares redeemed	681,583
Payable upon return of collateral for forward foreign currency contracts	720,000
Distributions payable	324,291
Accrued management fee	104,505
Accrued Trustees' fees	4,100
Other accrued expenses and payables	262,738
Total liabilities	19,571,585
Net assets, at value	$314,398,064
*
Represents collateral on securities loaned.
**
Includes collateral held for forward commitments
The accompanying notes are an integral part of the financial statements.

26	|	DWS Global High Income Fund

Statement of Assets and Liabilities as of April 30, 2024 (Unaudited) (continued)

Net Assets Consist of
Distributable earnings (loss)	(49,934,428)
Paid-in capital	364,332,492
Net assets, at value	$314,398,064
Net Asset Value
Class A
Net Asset Value and redemption price per share ($28,578,662 ÷ 4,740,468 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.03
Maximum offering price per share (100 ÷ 95.50 of $6.03)	$6.31
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($6,109,454 ÷ 1,007,852 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.06
Class R6
Net Asset Value, offering and redemption price per share ($2,135,585 ÷ 355,157 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.01
Class S
Net Asset Value, offering and redemption price per share ($138,343,133 ÷ 22,790,061 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.07
Institutional Class
Net Asset Value, offering and redemption price per share ($139,231,230 ÷ 23,142,624 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.02
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	27

Statement of Operations
for the six months ended April 30, 2024 (Unaudited)

Investment Income
Income:
Interest	$10,336,592
Dividends	367,044
Income distributions — DWS Central Cash Management Government Fund	172,911
Affiliated securities lending income	50,643
Total income	10,927,190
Expenses:
Management fee	641,923
Administration fee	155,666
Services to shareholders	215,877
Distribution and service fees	71,133
Custodian fee	2,484
Professional fees	61,453
Reports to shareholders	29,784
Registration fees	36,862
Trustees' fees and expenses	7,767
Other	19,766
Total expenses before expense reductions	1,242,715
Expense reductions	(87,411)
Total expenses after expense reductions	1,155,304
Net investment income	9,771,886
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(7,602,335)
Forward foreign currency contracts	(196,452)
Foreign currency	(9,211)
(7,807,998)
Change in net unrealized appreciation (depreciation) on:
Investments	24,079,569
Forward foreign currency contracts	442,936
Foreign currency	177
24,522,682
Net gain (loss)	16,714,684
Net increase (decrease) in net assets resulting from operations	$26,486,570
The accompanying notes are an integral part of the financial statements.

28	|	DWS Global High Income Fund

Statements of Changes in Net Assets
	Six Months Ended April 30, 2024	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$9,771,886	$19,860,507
Net realized gain (loss)	(7,807,998)	(14,488,694)
Change in net unrealized appreciation (depreciation)	24,522,682	16,378,616
Net increase (decrease) in net assets resulting from operations	26,486,570	21,750,429
Distributions to shareholders:
Class A	(915,557)	(2,377,522)
Class C	(173,912)	(766,526)
Class R6	(57,309)	(114,404)
Class S	(4,324,502)	(11,389,213)
Institutional Class	(4,371,295)	(12,899,567)
Total distributions	(9,842,575)	(27,547,232)
Fund share transactions:
Proceeds from shares sold	74,083,831	258,516,969
Reinvestment of distributions	8,488,175	23,091,078
Payments for shares redeemed	(88,764,694)	(343,401,101)
Net increase (decrease) in net assets from Fund share transactions	(6,192,688)	(61,793,054)
Increase (decrease) in net assets	10,451,307	(67,589,857)
Net assets at beginning of period	303,946,757	371,536,614
Net assets at end of period	$314,398,064	$303,946,757

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	29

Financial Highlights
DWS Global High Income Fund — Class A
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$5.72	$5.85	$6.92	$6.71	$6.88	$6.63
Income (loss) from investment operations:
Net investment income[a]	.18	.33	.29	.29	.31	.32
Net realized and unrealized gain (loss)	.31	(.01 )[b]	(1.04)	.22	(.15 )	.31
Total from investment operations	.49	.32	(.75 )	.51	.16	.63
Less distributions from:
Net investment income	(.18 )	(.33 )	(.29 )	(.30 )	(.29 )	(.32 )
Net realized gains	—	(.12 )	(.03 )	—	(.02 )	(.06 )
Return of capital	—	—	—	—	(.02 )	—
Total distributions	(.18 )	(.45 )	(.32 )	(.30 )	(.33 )	(.38 )
Net asset value, end of period	$6.03	$5.72	$5.85	$6.92	$6.71	$6.88
Total Return (%)[c,d]	8.55 *	5.65	(11.06)	7.63	2.44	9.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	27	28	35	32	35
Ratio of expenses before expense reductions (%)	.97 **	.97	.94	.92	.94	.95
Ratio of expenses after expense reductions (%)	.91 **	.85	.85	.85	.85	.85
Ratio of net investment income (%)	5.89 **	5.69	4.55	4.15	4.50	4.81
Portfolio turnover rate (%)	43 *	49	25	69	92	74

[a]	Based on average shares outstanding during the period.
[b]	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

30	|	DWS Global High Income Fund

DWS Global High Income Fund — Class C
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$5.75	$5.87	$6.95	$6.74	$6.91	$6.65
Income (loss) from investment operations:
Net investment income[a]	.16	.29	.24	.24	.26	.27
Net realized and unrealized gain (loss)	.31	(.00 )b*	(1.04)	.22	(.15 )	.32
Total from investment operations	.47	.29	(.80 )	.46	.11	.59
Less distributions from:
Net investment income	(.16 )	(.29 )	(.25 )	(.25 )	(.25 )	(.27 )
Net realized gains	—	(.12 )	(.03 )	—	(.02 )	(.06 )
Return of capital	—	—	—	—	(.01 )	—
Total distributions	(.16 )	(.41 )	(.28 )	(.25 )	(.28 )	(.33 )
Net asset value, end of period	$6.06	$5.75	$5.87	$6.95	$6.74	$6.91
Total Return (%)[c,d]	8.13 **	5.13	(11.79)	6.81	1.69	9.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	7	13	19	22	20
Ratio of expenses before expense reductions (%)	1.73 ***	1.70	1.67	1.67	1.67	1.71
Ratio of expenses after expense reductions (%)	1.65 ***	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income (%)	5.16 ***	4.93	3.78	3.41	3.75	4.06
Portfolio turnover rate (%)	43 **	49	25	69	92	74

[a]	Based on average shares outstanding during the period.
[b]	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	31

DWS Global High Income Fund — Class R6
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$5.70	$5.82	$6.89	$6.68	$6.86	$6.60
Income (loss) from investment operations:
Net investment income[a]	.19	.35	.31	.31	.33	.34
Net realized and unrealized gain (loss)	.31	(.00 )b*	(1.04)	.22	(.16 )	.32
Total from investment operations	.50	.35	(.73 )	.53	.17	.66
Less distributions from:
Net investment income	(.19 )	(.35 )	(.31 )	(.32 )	(.31 )	(.34 )
Net realized gains	—	(.12 )	(.03 )	—	(.02 )	(.06 )
Return of capital	—	—	—	—	(.02 )	—
Total distributions	(.19 )	(.47 )	(.34 )	(.32 )	(.35 )	(.40 )
Net asset value, end of period	$6.01	$5.70	$5.82	$6.89	$6.68	$6.86
Total Return (%)[c]	8.75 **	6.24	(10.84)	7.95	2.60	10.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	1	1	2	3	2
Ratio of expenses before expense reductions (%)	.62 ***	.63	.58	.60	1.06	.61
Ratio of expenses after expense reductions (%)	.59 ***	.55	.55	.55	.55	.55
Ratio of net investment income (%)	6.21 ***	6.01	4.85	4.48	4.80	5.07
Portfolio turnover rate (%)	43 **	49	25	69	92	74

[a]	Based on average shares outstanding during the period.
[b]	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

32	|	DWS Global High Income Fund

DWS Global High Income Fund — Class S
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$5.76	$5.88	$6.96	$6.75	$6.92	$6.66
Income (loss) from investment operations:
Net investment income[a]	.18	.35	.30	.30	.32	.34
Net realized and unrealized gain (loss)	.32	.00 *	(1.04)	.22	(.15 )	.32
Total from investment operations	.50	.35	(.74 )	.52	.17	.66
Less distributions from:
Net investment income	(.19 )	(.35 )	(.31 )	(.31 )	(.30 )	(.34 )
Net realized gains	—	(.12 )	(.03 )	—	(.02 )	(.06 )
Return of capital	—	—	—	—	(.02 )	—
Total distributions	(.19 )	(.47 )	(.34 )	(.31 )	(.34 )	(.40 )
Net asset value, end of period	$6.07	$5.76	$5.88	$6.96	$6.75	$6.92
Total Return (%)[b]	8.63 **	6.13	(10.92)	7.82	2.66	10.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	138	135	147	210	239	304
Ratio of expenses before expense reductions (%)	.77 ***	.76	.74	.74	.74	.76
Ratio of expenses after expense reductions (%)	.71 ***	.65	.65	.65	.65	.65
Ratio of net investment income (%)	6.10 ***	5.90	4.73	4.35	4.70	5.00
Portfolio turnover rate (%)	43 **	49	25	69	92	74

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	33

DWS Global High Income Fund — Institutional Class
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$5.71	$5.83	$6.90	$6.69	$6.86	$6.60
Income (loss) from investment operations:
Net investment income[a]	.18	.35	.30	.30	.32	.34
Net realized and unrealized gain (loss)	.32	.00 *	(1.03)	.22	(.15 )	.32
Total from investment operations	.50	.35	(.73 )	.52	.17	.66
Less distributions from:
Net investment income	(.19 )	(.35 )	(.31 )	(.31 )	(.30 )	(.34 )
Net realized gains	—	(.12 )	(.03 )	—	(.02 )	(.06 )
Return of capital	—	—	—	—	(.02 )	—
Total distributions	(.19 )	(.47 )	(.34 )	(.31 )	(.34 )	(.40 )
Net asset value, end of period	$6.02	$5.71	$5.83	$6.90	$6.69	$6.86
Total Return (%)[b]	8.71 **	6.19	(10.86)	7.91	2.70	10.40
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	139	133	183	379	317	139
Ratio of expenses before expense reductions (%)	.70 ***	.70	.67	.67	.68	.69
Ratio of expenses after expense reductions (%)	.65 ***	.60	.60	.60	.60	.60
Ratio of net investment income (%)	6.16 ***	5.94	4.75	4.40	4.74	4.99
Portfolio turnover rate (%)	43 **	49	25	69	92	74

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

34	|	DWS Global High Income Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Global High Income Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Global High Income Fund	|	35

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on

36	|	DWS Global High Income Fund

the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange

DWS Global High Income Fund	|	37

rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended April 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of April 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2024, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

38	|	DWS Global High Income Fund

Remaining Contractual Maturity of the Agreements as of April 30, 2024

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Corporate Bonds	$13,855,959	$—	$—	$—	$13,855,959
Exchange-Traded Funds	2,772,937	—	—	—	2,772,937
Total Borrowings	$16,628,896	$—	$—	$—	$16,628,896
Gross amount of recognized liabilities for securities lending transactions:					$16,628,896
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At October 31, 2023, the Fund had net tax basis capital loss carryforwards of $32,432,006, including short-term losses ($7,865,033) and long-term losses ($24,566,973), which may be applied against realized net taxable capital gains indefinitely.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At April 30, 2024, the aggregate cost of investments for federal income tax purposes was $334,256,553. The net unrealized depreciation for all investments based on tax cost was $9,682,219. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $4,018,770 and aggregate

DWS Global High Income Fund	|	39

gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $13,700,989.
The Fund has reviewed the tax positions for the open tax years as of October 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from

40	|	DWS Global High Income Fund

investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2024, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of April 30, 2024, is included in the table following the Fund’s Investment Portfolio. For the six months ended April 30, 2024, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $46,406,000 to $60,846,000.
The following table summarizes the value of the Fund’s derivative instruments held as of April 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities,, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$261,535
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized appreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2024 and the related location in the accompanying

DWS Global High Income Fund	|	41

Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$(196,452)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$442,936
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
As of April 30, 2024, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
BNP Paribas SA	$240,835	$—	$(110,000)	$—	$130,835
HSBC Holdings PLC	20,700	—	—	—	20,700
	$261,535	$—	$(110,000)	$—	$151,535

(a)	The actual collateral received and/or pledged may be more than the amounts shown.

42	|	DWS Global High Income Fund

C.
Purchases and Sales of Securities
During the six months ended April 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $132,317,001 and $143,555,710, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.40%.
For the period from November 1, 2023 through January 31, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.85%
Class C	1.60%
Class R6	.55%
Class S	.65%
Institutional Class	.60%
Effective February 1, 2024 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary

DWS Global High Income Fund	|	43

expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.04%
Class C	1.79%
Class R6	.79%
Class S	.79%
Institutional Class	.79%
For the six months ended April 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$8,918
Class C	2,385
Class R6	298
Class S	40,924
Institutional Class	34,886
$87,411
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2024, the Administration Fee was $155,666, of which $25,342 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

44	|	DWS Global High Income Fund

servicing fee it receives from the Fund. For the six months ended April 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2024
Class A	$3,279	$865
Class C	202	52
Class R6	193	59
Class S	22,759	8,012
Institutional Class	525	188
	$26,958	$9,176
In addition, for the six months ended April 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$16,044
Class C	3,991
Class S	93,519
Institutional Class	66,445
$179,999
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2024
Class C	$25,084	$3,786
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS Global High Income Fund	|	45

accounts the firms service. For the six months ended April 30, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2024	Annualized Rate
Class A	$37,702	$13,071.24%
Class C	8,347	2,584.25%
	$46,049	$15,655
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2024 aggregated $2,128.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2024, the CDSC for Class C shares aggregated $10. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $536, of which $192 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

46	|	DWS Global High Income Fund

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended April 30, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $3,824.
E.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2024.

DWS Global High Income Fund	|	47

G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,048,548	$18,167,337	26,990,447	$158,784,546
Class C	39,091	237,707	92,950	552,483
Class R6	128,712	772,151	89,613	526,858
Class S	3,466,758	21,196,365	3,262,150	19,278,772
Institutional Class	5,582,851	33,710,271	13,528,430	79,374,310
		$74,083,831		$258,516,969
Shares issued to shareholders in reinvestment of distributions
Class A	129,712	$784,576	365,572	$2,138,244
Class C	28,123	170,905	126,585	744,286
Class R6	7,612	45,970	14,690	85,643
Class S	615,804	3,749,940	1,679,530	9,888,435
Institutional Class	618,953	3,736,784	1,753,328	10,234,470
		$8,488,175		$23,091,078
Shares redeemed
Class A	(3,146,682)	$(18,879,168)	(27,380,079)	$(161,497,414)
Class C	(343,464)	(2,073,505)	(1,065,411)	(6,281,084)
Class R6	(24,176)	(145,575)	(86,350)	(502,629)
Class S	(4,797,859)	(29,279,193)	(6,411,867)	(37,939,019)
Institutional Class	(6,355,546)	(38,387,253)	(23,424,181)	(137,180,955)
		$(88,764,694)		$(343,401,101)
Net increase (decrease)
Class A	31,578	$72,745	(24,060)	$(574,624)
Class C	(276,250)	(1,664,893)	(845,876)	(4,984,315)
Class R6	112,148	672,546	17,953	109,872
Class S	(715,297)	(4,332,888)	(1,470,187)	(8,771,812)
Institutional Class	(153,742)	(940,198)	(8,142,423)	(47,572,175)
		$(6,192,688)		$(61,793,054)

48	|	DWS Global High Income Fund

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

DWS Global High Income Fund	|	49

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2023 to April 30, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

50	|	DWS Global High Income Fund

Expenses and Value of a $1,000 Investment
For the six months ended April 30, 2024 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/24	$1,085.50	$1,081.30	$1,087.50	$1,086.30	$1,087.10
Expenses Paid per $1,000*	$4.72	$8.54	$3.06	$3.68	$3.37
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/24	$1,020.34	$1,016.66	$1,021.93	$1,021.33	$1,021.63
Expenses Paid per $1,000*	$4.57	$8.27	$2.97	$3.57	$3.27

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Global High Income Fund	.91%	1.65%	.59%	.71%	.65%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Global High Income Fund	|	51

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2024, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period” ). During the Reporting Period, your Fund was invested mainly in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

52	|	DWS Global High Income Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Global High Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

DWS Global High Income Fund	|	53

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

54	|	DWS Global High Income Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages both an institutional account and a DWS Europe Fund comparable to the Fund. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

DWS Global High Income Fund	|	55

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees

56	|	DWS Global High Income Fund

may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Global High Income Fund	|	57

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

58	|	DWS Global High Income Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SGHAX	SGHCX	SGHSX	MGHYX
CUSIP Number	25155T 882	25155T 700	25155T 601	25155T 502
Fund Number	416	716	2100	596

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	SGHRX
CUSIP Number	25155T 353
Fund Number	1616

DWS Global High Income Fund	|	59

222 South Riverside Plaza
Chicago, IL 60606-5808
DGHIF-3
(R-027570-13 6/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/28/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/28/2024